Equity	12 Months Ended
Feb. 15, 2018
Text block1 [abstract]
Equity

27. Equity

Equity share capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid
At 1 January 2015 (ordinary shares of 15 265/329p each)	248	61	117	178
Exchange adjustments	—	(3)	(6)	(9)
At 31 December 2015 (ordinary shares of 15 265/329p each)	248	58	111	169
Share capital consolidation	(42)	—	—	—
Exchange adjustments	—	(10)	(18)	(28)
At 31 December 2016 (ordinary shares of 18 318/329p each)	206	48	93	141
Share capital consolidation	(9)	—	—	—
Exchange adjustments	—	5	8	13

At 31 December 2017 (ordinary shares of 19 17/21p each)	197	53	101	154

The authority given to the Company at the AGM held on 5 May 2017 to purchase its own shares was still valid at 31 December 2017. A resolution to renew the authority will be put to shareholders at the AGM on 4 May 2018.

The Company no longer has an authorised share capital.

On 23 February 2016, the Group announced a $1.5bn return of funds to shareholders by way of a special dividend and share consolidation. On 6 May 2016, shareholders approved the share consolidation on the basis of 5 new ordinary shares of 18 318/329p per share for every 6 existing ordinary shares of 15 265/329p, which became effective on 9 May 2016. The special dividend was paid to shareholders on 23 May 2016. The dividend and share consolidation had the same economic effect as a share repurchase at fair value, therefore previously reported earnings per share has not been restated.

On 21 February 2017, the Group announced a $400m return of funds to shareholders by way of a special dividend and share consolidation. On 5 May 2017, shareholders approved the share consolidation on the basis of 45 new ordinary shares of 19 17/21p per share for every 47 existing ordinary shares of 18 318/329p, which became effective on 8 May 2017. The special dividend was paid to shareholders on 22 May 2017. The dividend and share consolidation had the same economic effect as a share repurchase at fair value, therefore previously reported earnings per share has not been restated.

The balance classified as equity share capital includes the total net proceeds (both nominal value and share premium) on issue of the Company’s equity share capital, comprising 19 17/21p shares. The share premium reserve represents the amount of proceeds received for shares in excess of their nominal value.

The nature and purpose of the other reserves shown in the Group statement of changes in equity on pages 90 to 92 of the Financial Statements is as follows:

Capital redemption reserve

This reserve maintains the nominal value of the equity share capital of the Company when shares are repurchased or cancelled.

Shares held by employee share trusts

Comprises $5.4m (2016: $10.5m, 2015: $18.3m) in respect of 0.2m (2016: 0.3m, 2015: 0.5m) InterContinental Hotels Group PLC ordinary shares held by employee share trusts, with a market value at 31 December 2017 of $12.1m (2016: $15.0m, 2015: $19.8m).

Other reserves

Comprises the merger and revaluation reserves previously recognised under UK GAAP, together with the reserve arising as a consequence of the Group’s capital reorganisation in June 2005. Following the change in presentational currency to the US dollar in 2008, this reserve also includes exchange differences arising on retranslation to period-end exchange rates of equity share capital, the capital redemption reserve and shares held by employee share trusts.

Unrealised gains and losses reserve

This reserve records movements in the fair value of available-for-sale financial assets and the effective portion of the cumulative net change in the fair value of the cash flow hedging instruments related to hedged transactions that have not yet occurred.

Currency translation reserve

This reserve records the movement in exchange differences arising from the translation of foreign operations and exchange differences on foreign currency borrowings and derivative instruments that provide a hedge against net investments in foreign operations. On adoption of IFRS, cumulative exchange differences were deemed to be $nil as permitted by IFRS 1.

The fair value of derivative instruments designated as hedges of net investments in foreign operations outstanding at 31 December 2017 was $nil (2016: $3m net liability, 2015: $3m net liability).

Treasury shares

During 2017, 0.9m (2016: 0.9m) treasury shares were transferred to the employee share trusts. As a result of the 2017 share consolidation, the number of shares held in treasury reduced by 0.4m (2016: reduced by 1.7m as a result of the 2016 share consolidation). At 31 December 2017, 7.6m shares (2016: 8.9m, 2015: 11.5m) with a nominal value of $2.0m (2016: $2.1m, 2015: $2.7m) were held as treasury shares at cost and deducted from retained earnings.

Non-controlling interest

A non-controlling interest is equity in a subsidiary of the Group not attributable, directly or indirectly, to the Group. Non-controlling interests are not material to the Group.